Other income & finance costs - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Gain on disposal of assets	$ 656	$ 130
Interest and other income	3,154	16,151
Income from royalty sale	8,075	0
Other income	$ 11,885	$ 16,281